EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ / shares in Units, shares in Millions						12 Months Ended
	Aug. 07, 2019	Jul. 10, 2019 AUD ($) $ / shares shares	Feb. 01, 2019 $ / shares	Dec. 13, 2018 $ / shares	Nov. 03, 2017 $ / shares	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Events subsequent to balance date [Abstract]
Share issued to institutional investors (in shares) | shares		145
Shares issue price (in dollars per share) | $ / shares		$ 0.145	$ 0.11	$ 0.11	$ 0.16
Gross proceeds from shares issuance		$ 21,000,000				$ 8,831,759	$ 12,491,525	$ 3,840,034
Project's mine life						5 years	5 years	5 years
Subsequent Events [Member]
Events subsequent to balance date [Abstract]
Share issued to institutional investors (in shares) | shares		145
Shares issue price (in dollars per share) | $ / shares		$ 0.145
Gross proceeds from shares issuance | $		$ 21,000,000
Project's mine life	25 years